Related Parties Transactions (Details) ₪ in Thousands, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024 ILS (₪)	Dec. 31, 2022 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 ILS (₪)	Jan. 01, 2020 USD ($)
Related Parties Transactions [Abstract]
Total current monthly gross amount (in New Shekels) | ₪	₪ 45
Current liability			$ 501	$ 458		$ 357
Interest rate	15.45%
Additional paid-in capital		$ 112
Total nominal amount current liability		462			₪ 1,710
Liability in nominal amount paid		$ 26